Related Party Transactions - Summary of Commissions (Details) - Related Party - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Ceding commission expense	$ 67.7	$ 12.1
Profit commission expense	9.0	12.1
Total commissions	$ 76.7	$ 24.2